Tax Expense (Tables)	12 Months Ended
Feb. 28, 2021
Major Components Of Tax Expense Income [Abstract]
Schedule of Tax Expense
	Year ended February 28, 2021	Year ended February 29, 2020	Year ended February 28, 2019
	US$	US$	US$
Tax recognised in profit or loss
Current tax expense
Current year	4,090,059	1,592,549	—
Changes in estimates related to prior year	543,457	—	—
	4,633,516	1,592,549	—
Deferred tax expense
Origination of temporary differences	1,391,928	1,592,549	—
Tax expense	6,348,444	1,592,549	—
Reconciliation of effective tax rate
Profit before income tax	51,601,156	15,173,340	(2,038,075)
Income tax using Singapore rate of 17% (2020: 17%)	8,772,196	2,579,468	(346,473)
Effect of tax rates in foreign jurisdiction	918,306	—	—
Non-deductible expenses	579,122	31,066	3,104
Tax exempt income	(4,451,909)	—	—
Tax incentives	(12,728)	(26,524)	—
Effect of unused tax losses not recognised as deferred tax assets	—	—	343,369
Utilisation of tax losses carried forward	—	(372,852)	—
Utilisation of group tax relief	—	(569,143)	—
Changes in estimates related to prior year	543,457	—	—
Others	—	(49,466)	—
	6,348,444	1,592,549	—